UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2023

WESTERN ASSET

INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Income Fund for the six-month reporting period ended January 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

II	Western Asset Income Fund

Performance review

For the six months ended January 31, 2023, Class A shares of Western Asset Income Fund, excluding sales charges, returned 1.18%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Universal Indexi, returned -1.75% for the same period. The Lipper Multi-Sector Income Funds Category Averageii returned 0.30% over the same time frame.

Performance Snapshot as of January 31, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Income Fund:
Class A	1.18%
Class C	1.00%
Class C1[1]	1.14%
Class I	1.34%
Class IS	1.40%
Bloomberg U.S. Universal Index	-1.75%
Lipper Multi-Sector Income Funds Category Average	0.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2023 for Class A, Class C, Class C1, Class I and Class IS shares were 7.03%, 6.58%, 6.89%, 7.60% and 7.70%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.92%, 1.67%, 1.37%, 0.65% and 0.54%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Income Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. In addition, the Fund invests in high yield securities, that is securities rated below the Baa/BBB categories, or, if unrated, those determined to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds”. These issues are lower rated and inherently more risky than higher rated fixed income securities. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Universal Index represents the union of the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 372 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2023 and July 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Income Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2022 and held for the six months ended January 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.18%	$1,000.00	$1,011.80	0.94%	$4.77	Class A	5.00%	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1.00	1,000.00	1,010.00	1.68	8.51	Class C	5.00	1,000.00	1,016.74	1.68	8.54
Class C1	1.14	1,000.00	1,011.40	1.40	7.10	Class C1	5.00	1,000.00	1,018.15	1.40	7.12
Class I	1.34	1,000.00	1,013.40	0.65	3.30	Class I	5.00	1,000.00	1,021.93	0.65	3.31
Class IS	1.40	1,000.00	1,014.00	0.54	2.74	Class IS	5.00	1,000.00	1,022.48	0.54	2.75

2	Western Asset Income Fund 2023 Semi-Annual Report

[1]	For the six months ended January 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Income Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 41.1%
Communication Services — 3.3%
Diversified Telecommunication Services — 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,040,000	$4,336,441	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,691,755	(a)
Total Diversified Telecommunication Services				7,028,196
Entertainment — 0.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,265,573	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	770,000	448,525	(a)
Total Entertainment				1,714,098
Interactive Media & Services — 0.3%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,000,000	602,840	(a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,850,000	2,528,734	(a)
Total Interactive Media & Services				3,131,574
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,330,000	2,759,804
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	500,000	406,975	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,347,000	3,036,666	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,370,000	3,184,650
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,599,113	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	2,090,000	1,070,299
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,672,000	1,878,910	(a)(b)

See Notes to Financial Statements.

4	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	$30,711
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,359,300
Total Media				15,326,428
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,900,000	2,512,386	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	530,000	334,575	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,880,000	1,387,064	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,044,000	962,717	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	976,758	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,251,832	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,584,000	1,814,485	(a)
Total Wireless Telecommunication Services				9,239,817
Total Communication Services				36,440,113
Consumer Discretionary — 8.2%
Auto Components — 0.3%
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	1,950,000	1,944,944	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,860,000	1,796,146	(a)
Total Auto Components				3,741,090
Automobiles — 1.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,120,000	890,352
Ford Motor Co., Senior Notes	6.100%	8/19/32	5,430,000	5,334,749
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	440,000	462,550
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,000,000	1,723,011
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	2,540,000	2,122,066
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	390,000	409,843

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	440,000		$366,556
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,445,000		1,831,941	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,230,000		2,475,827	(a)
Total Automobiles					15,616,895
Distributors — 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050		5,577,357	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,519,347		1,707,366	(a)(b)
Total Distributors					7,284,723
Diversified Consumer Services — 0.6%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,401,004	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000	GBP	1,879,210	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,800,000		3,074,485	(a)
Total Diversified Consumer Services					6,354,699
Hotels, Restaurants & Leisure — 3.8%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	2,950,000		2,677,137	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	4,140,000		4,217,625	(a)(d)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,000,000		1,927,560	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	400,000		346,220	(a)
Carnival PLC, Senior Secured Notes	7.875%	6/1/27	3,500,000		3,469,395
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,080,000		1,008,396	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,960,000		2,849,692
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	470,000		438,163
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	360,000		340,200	(a)

See Notes to Financial Statements.

6	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		$1,006,785	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	3,600,000		3,806,748	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,153,000		1,083,901	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,470,000		1,273,373	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,110,000		1,964,674	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	1,330,000		1,413,125	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,183,536	(c)
Sands China Ltd., Senior Notes	5.625%	8/8/25	600,000		597,126
Sands China Ltd., Senior Notes	2.800%	3/8/27	450,000		393,718
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,000,000		983,675
Sands China Ltd., Senior Notes	3.350%	3/8/29	730,000		625,338
Sands China Ltd., Senior Notes	3.750%	8/8/31	210,000		175,871
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	640,000		652,826	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	220,000		188,365	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	190,000		167,357	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	2,590,310	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	3,900,000		3,753,790	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	230,000		214,697	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,440,000		2,453,225	(a)
Total Hotels, Restaurants & Leisure					41,802,828

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — 0.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000	$2,040,973
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000	2,412,261	(a)
Total Internet & Direct Marketing Retail				4,453,234
Specialty Retail — 1.1%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	2,500,000	2,527,975	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,150,000	1,086,883
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	2,073,000	109,538
Foot Locker Inc., Senior Notes	4.000%	10/1/29	970,000	821,289	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000	108,468	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,120,000	1,613,850	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000	158,686	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	2,010,000	1,710,932	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	3,640,000	3,590,196
Total Specialty Retail				11,727,817
Total Consumer Discretionary				90,981,286
Consumer Staples — 0.8%
Food & Staples Retailing — 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000	688,126	(c)
Food Products — 0.7%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	3,540,000	3,526,778	(a)

See Notes to Financial Statements.

8	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,956,000	$2,779,409	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,090,000	1,774,807	(a)
Total Food Products				8,080,994
Total Consumer Staples				8,769,120
Energy — 8.6%
Energy Equipment & Services — 0.5%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	4,030,000	3,632,702	(a)
Transocean Inc., Senior Secured Notes	8.750%	2/15/30	2,020,000	2,085,398	(a)
Total Energy Equipment & Services				5,718,100
Oil, Gas & Consumable Fuels — 8.1%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,340,000	6,078,912	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,644,109	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000	2,790,988	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,118,481	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	1,893,330	(a)
Energy Transfer LP, Junior Subordinated Notes (6.250%to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/16/23	890,000	839,938	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125%to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	815,240	(e)(f)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,330,000	1,330,047	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	$1,524,937	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.875%	4/15/30	1,660,000	1,689,033
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,598,758	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,425,223	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	1,369,232	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,242,027	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,540,552	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	420,000	401,602	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	2,690,000	2,659,590	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,593,279	(a)
Occidental Petroleum Corp., Senior Notes	7.200%	3/15/29	700,000	732,536
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,600,000	3,826,107
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	670,000	705,554
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	870,000	712,856
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	4,200,000	3,942,235	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,293,211
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,537,136	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	8.716%	3/3/23	2,840,000	2,598,600	(e)(f)
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,995,000	4,112,293

See Notes to Financial Statements.

10	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,430,000	$1,282,788	(a)
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	3,140,000	3,187,100	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,190,000	1,102,458	(a)
Southwestern Energy Co., Senior Notes	7.750%	10/1/27	4,500,000	4,698,067
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	1,950,000	2,050,386
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	2,060,000	1,818,486
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,200,000	1,170,000	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,039,697	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,787,817	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	3,182,010	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,750,000	1,488,812	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	2,550,000	2,470,873	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	3,375,475
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	3,329,085
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	664,350
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,629,498	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000	1,204,778	(a)
Total Oil, Gas & Consumable Fuels				89,497,486
Total Energy				95,215,586

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 6.8%
Banks — 2.6%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	$1,719,647	(c)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		2,717,338	(a)(e)(f)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,263,612	(e)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		988,762	(e)(f)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,320,000	EUR	1,434,823	(c)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	3,714,394	(c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,410,000		2,492,289	(a)(e)(f)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	3,060,000		3,107,742	(a)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,032,333	(a)

See Notes to Financial Statements.

12	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	$2,554,767	(c)(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,033,677	(e)(f)
NatWest Group PLC, Junior Subordinated Notes (4.500%to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	4,638,328	(e)(f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000		1,812,998	(a)(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000		768,917	(a)(f)
Total Banks					29,279,627
Capital Markets — 1.6%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000		1,221,462	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	1,790,000		1,045,494	(a)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	1,270,000		1,254,899
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000		1,057,994	(a)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		566,237	(a)(e)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	3,480,000	$3,384,300	(a)(e)(f)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	2,050,000	1,969,874	(a)(f)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	950,000	1,068,128	(a)(f)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	2,753,000	2,770,537	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000	2,849,189	(a)(e)(f)
Total Capital Markets				17,188,114
Consumer Finance — 0.5%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000	2,006,657	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	1,841,750	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	740,000	574,689
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	1,640,000	1,306,047	(a)
Total Consumer Finance				5,729,143
Diversified Financial Services — 1.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,745,702	4,336,142	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,390,000	1,242,797	(a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	1,890,000	1,694,300	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	189,812	(a)

See Notes to Financial Statements.

14	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
Stichting AK Rabobank Certificaten, Junior Subordinated Notes	6.500%	3/29/2170	1,180,000	EUR	$1,284,601	(c)(e)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	760,000		622,307	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		918,740	(g)(h)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	7.875%	5/1/27	1,520,000		1,476,308	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	630,000		556,573	(a)
Total Diversified Financial Services					12,321,580
Insurance — 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	3,443,000		3,198,530	(a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	670,000		543,983	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,090,000		893,920	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	410,000		370,638	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	900,000		794,619	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	1,020,000		848,777	(a)
Total Mortgage Real Estate Investment Trusts (REITs)					3,451,937

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Thrifts & Mortgage Finance — 0.4%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000	$1,721,122	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	3,170,000	2,678,555	(a)
Total Thrifts & Mortgage Finance				4,399,677
Total Financials				75,568,608
Health Care — 2.5%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	3,100,000	2,654,344	(a)
Health Care Providers & Services — 1.0%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	1,880,000	1,280,947	(a)
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	520,000	403,671	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000	2,428,188	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,890,000	1,448,633	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	2,050,000	2,001,620	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	1,760,000	1,522,702	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	2,060,000	1,249,421	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,720,000	563,300	(a)
Total Health Care Providers & Services				10,898,482
Health Care Technology — 0.3%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	3,600,000	2,987,198	(a)
Pharmaceuticals — 1.0%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	2,100,000	1,829,835	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	250,000	112,475	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000	1,022,070	(a)

See Notes to Financial Statements.

16	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,180,000		$806,725	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	1,798,240	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,223,044	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,340,000		2,167,188
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,810,000		1,683,300
Total Pharmaceuticals					10,642,877
Total Health Care					27,182,901
Industrials — 6.0%
Aerospace & Defense — 0.7%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000		784,942	(a)
TransDigm Inc., Senior Notes	5.500%	11/15/27	150,000		143,414
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	950,000		969,599	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	2,630,000		2,632,045	(a)
Triumph Group Inc., Secured Notes	6.250%	9/15/24	1,000,000		966,690	(a)
Triumph Group Inc., Senior Notes	7.750%	8/15/25	2,530,000		2,152,423
Triumph Group Inc., Senior Secured Notes	8.875%	6/1/24	308,000		313,051	(a)
Total Aerospace & Defense					7,962,164
Air Freight & Logistics — 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	3,035,000		2,741,690
Airlines — 1.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,850,000		2,640,118	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,201,115		1,160,508
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	1,602,000		1,784,876	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	900,000	$883,314	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,570,000	1,520,682	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	5,080,000	4,857,725	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,700,000	2,731,090	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,341,999	1,371,523	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,590,000	1,631,809	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,260,000	1,151,231	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	607,740	592,830
Total Airlines				20,325,706
Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,570,000	1,561,502	(a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,120,369	(a)
Total Building Products				2,681,871
Commercial Services & Supplies — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,350,000	1,301,393	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,310,000	4,412,141
GEO Group Inc., Secured Notes	10.500%	6/30/28	3,000,000	3,083,151
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	790,000	714,077	(a)

See Notes to Financial Statements.

18	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,060,000		$1,032,361	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000		1,845,860	(a)
Total Commercial Services & Supplies					12,388,983
Construction & Engineering — 0.2%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000		237,302
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	1,870,000		1,668,480	(a)
Total Construction & Engineering					1,905,782
Electrical Equipment — 0.2%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,730,000		2,370,855	(a)
Machinery — 0.7%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	3,337,000		2,456,467
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	4,953,000		4,777,342
Total Machinery					7,233,809
Professional Services — 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000		749,314	(a)
Road & Rail — 0.1%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	550,000		565,870	(a)
Trading Companies & Distributors — 0.5%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,071,324	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,480,000		1,304,494	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	130,000		129,350
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		968,795

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	4.000%	7/15/30	1,265,000	$1,140,240
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,560,000	1,375,035
Total Trading Companies & Distributors				5,989,238
Transportation Infrastructure — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	830,000	604,514	(a)
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000	1,283,100	(a)
Total Transportation Infrastructure				1,887,614
Total Industrials				66,802,896
Information Technology — 1.5%
Communications Equipment — 0.5%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	3,410,000	3,405,577	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	250,000	196,162	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,260,000	1,207,930	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,220,000	1,017,041	(a)
Total Communications Equipment				5,826,710
IT Services — 0.2%
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	2,230,000	2,365,194	(a)
Software — 0.4%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	1,160,000	996,729
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,500,000	2,542,038	(a)
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	1,000,000	863,835	(a)
Total Software				4,402,602
Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp., Senior Notes	5.125%	4/15/29	2,210,000	1,927,992	(a)

See Notes to Financial Statements.

20	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — continued
Vericast Corp., Secured Notes	12.500%	12/15/27	750,000	$850,121	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	800,000	870,000	(a)
Total Technology Hardware, Storage & Peripherals				3,648,113
Total Information Technology				16,242,619
Materials — 2.3%
Chemicals — 0.4%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,150,000	1,088,929	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000	2,021,662	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000	865,003
Total Chemicals				3,975,594
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000	1,828,570	(a)
Containers & Packaging — 0.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	1,178,880	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	500,000	414,215	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	650,000	649,032	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	690,000	573,790	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,230,000	1,218,172
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,780,000	1,739,365
Sealed Air Corp., Senior Notes	6.125%	2/1/28	730,000	737,227	(a)(d)
Total Containers & Packaging				6,510,681
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	5,300,000	5,160,451	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,700,000		$1,650,156	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000		1,017,148	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,590,000		1,752,236
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	800,000		707,856	(a)
Total Metals & Mining					10,287,847
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000		290,714
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,400,000		1,911,096
Total Paper & Forest Products					2,201,810
Total Materials					24,804,502
Real Estate — 0.7%
Equity Real Estate Investment Trusts (REITs) — 0.4%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,280,000		1,116,181
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	1,515,000	GBP	1,349,100
Service Properties Trust, Senior Notes	4.350%	10/1/24	330,000		311,624
Service Properties Trust, Senior Notes	7.500%	9/15/25	1,810,000		1,782,027
Service Properties Trust, Senior Notes	5.500%	12/15/27	610,000		541,204
Total Equity Real Estate Investment Trusts (REITs)					5,100,136
Real Estate Management & Development — 0.3%
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,040,000		914,889	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,665,000		1,498,829	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	530,000		528,601	(c)
Total Real Estate Management & Development					2,942,319
Total Real Estate					8,042,455

See Notes to Financial Statements.

22	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
TransAlta Corp., Senior Notes	7.750%	11/15/29	1,010,000	$1,039,844
TransAlta Corp., Senior Notes	6.500%	3/15/40	3,880,000	3,743,277
Total Utilities				4,783,121
Total Corporate Bonds & Notes (Cost — $501,320,075)				454,833,207
Senior Loans — 20.2%
Communication Services — 0.5%
Entertainment — 0.3%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.230%	2/10/27	3,671,014	2,973,521	(f)(i)(j)
Media — 0.2%
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.080%	5/18/29	2,713,200	2,611,455	(f)(i)(j)
Total Communication Services				5,584,976
Consumer Discretionary — 4.5%
Auto Components — 0.5%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.820%	4/30/26	4,649,375	4,643,982	(f)(i)(j)
First Brands Group LLC, 2021 Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	13.602%	3/30/28	830,000	754,524	(f)(i)(j)
Total Auto Components				5,398,506
Diversified Consumer Services — 0.4%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	8.517%	8/12/28	1,577,410	1,578,522	(f)(i)(j)
Lakeshore Learning Materials, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.230%	9/29/28	2,643,300	2,627,612	(f)(i)(j)
TruGreen LP, Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	13.176%	11/2/28	320,000	230,400	(f)(h)(i)(j)
Total Diversified Consumer Services				4,436,534
Hotels, Restaurants & Leisure — 1.6%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.070%	8/17/28	3,792,463	3,790,093	(f)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Entertainment Inc., Term Loan B	—	1/20/30	840,000	$840,302	(k)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	8.070%	7/21/25	512,936	513,551	(f)(i)(j)
ClubCorp. Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	7.480%	9/18/24	3,378,682	3,135,241	(f)(i)(j)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	13.730%	3/8/24	390,000	313,950	(f)(h)(i)(j)
Hornblower Sub LLC, PIK Term Loan (3 mo. USD LIBOR + 4.750% Cash and 0.500% PIK)	8.920%	4/27/25	2,955,383	2,004,134	(b)(f)(i)(j)
NCL Corp. Ltd., Term Loan A3 (3 mo. Term SOFR + 2.350%)	6.930%	1/2/25	3,999,394	3,799,424	(f)(h)(i)(j)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.342%	11/10/28	1,435,649	1,368,655	(f)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	6.820%	2/8/27	1,954,175	1,941,962	(f)(i)(j)
Total Hotels, Restaurants & Leisure				17,707,312
Internet & Direct Marketing Retail — 0.1%
Hayward Industries Inc., 2022 Incremental Term Loan (1 mo. Term SOFR + 3.250%)	7.811%	5/30/28	1,067,325	1,047,313	(f)(h)(i)(j)
Leisure Products — 0.3%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.460%	2/7/29	3,880,500	3,676,774	(f)(h)(i)(j)
Specialty Retail — 1.3%
Empire Today LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	9.459%	4/3/28	2,505,288	1,950,367	(f)(i)(j)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.320%	3/6/28	4,063,203	4,006,318	(f)(i)(j)

See Notes to Financial Statements.

24	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
Leslie’s Poolmart Inc., Initial Term Loan (3 mo. USD LIBOR + 2.500%)	7.230%	3/9/28	3,364,950		$3,359,583	(f)(i)(j)
Lids Holdings Inc., Initial Term Loan	10.078-10.149%	12/14/26	3,858,750		3,685,106	(f)(h)(i)(j)
PECF USS Intermediate Holding III Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	8.820%	12/15/28	2,326,500		1,999,778	(f)(i)(j)
RVR Dealership Holdings LLC, 2022 Term Loan (3 mo. Term SOFR + 3.900%)	8.553%	2/8/28	1,300		1,178	(f)(i)(j)
Total Specialty Retail					15,002,330
Textiles, Apparel & Luxury Goods — 0.3%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 3.250%)	7.797%	11/24/28	2,880,900		2,879,690	(f)(i)(j)
Total Consumer Discretionary					50,148,459
Consumer Staples — 0.6%
Beverages — 0.4%
City Brewing Co. LLC, First Lien Closing Date Term Loan (3 mo. USD LIBOR + 3.500%)	8.330%	4/5/28	1,471,076		691,406	(f)(i)(j)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.230%	3/31/28	3,477,054		3,318,866	(f)(i)(j)
Total Beverages					4,010,272
Food & Staples Retailing — 0.1%
Froneri Lux Finco Sarl, Term Loan Facility B1 (6 mo. EURIBOR + 2.125%)	5.067%	1/29/27	470,000	EUR	488,527	(f)(i)(j)
Food Products — 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	12.320%	10/1/26	260,000		169,000	(f)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.000%)	5.570%	12/23/28	2,583,900	$1,528,803	(f)(i)(j)
Total Consumer Staples				6,196,602
Financials — 3.6%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.250%	8/2/28	2,342,300	2,274,959	(f)(i)(j)
Capital Markets — 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.230%	11/12/27	977,096	870,427	(f)(i)(j)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. USD LIBOR + 2.500%)	7.061%	6/30/28	2,158,164	2,159,663	(f)(i)(j)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	7.811%	6/30/28	2,385,525	2,389,998	(f)(i)(j)
Jump Financial LLC, Term Loan (3 mo. Term SOFR + 4.762%)	9.342%	8/7/28	2,792,360	2,722,551	(f)(h)(i)(j)
Total Capital Markets				8,142,639
Diversified Financial Services — 1.6%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.500%)	7.061%	2/2/28	162,645	162,456	(f)(i)(j)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.000%)	8.356%	2/20/29	2,142,304	2,088,746	(f)(h)(i)(j)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	11.320%	4/7/28	1,180,000	1,116,575	(f)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	8.311%	4/9/27	370,500	359,318	(f)(i)(j)
Greystone Select Holdings LLC, Term Loan B (3 mo. USD LIBOR + 5.000%)	9.798%	6/16/28	2,289,600	2,215,188	(f)(i)(j)

See Notes to Financial Statements.

26	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.000%)	7.561%	3/20/28	3,599,637	$3,505,147	(f)(i)(j)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	7.320%	1/26/28	4,413,521	4,405,599	(f)(i)(j)
Resolute Investment Managers Inc., First Lien Term Loan C (3 mo. USD LIBOR + 4.250%)	8.980%	4/30/24	1,240,039	992,032	(f)(i)(j)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.570%	4/29/26	2,962,706	2,951,595	(f)(i)(j)
Total Diversified Financial Services				17,796,656
Insurance — 0.9%
Acrisure LLC, 2020 Term Loan B ( 1 mo. USD LIBOR + 3.500%)	8.070%	2/15/27	515,425	498,192	(f)(i)(j)
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	8.820%	2/15/27	1,643,400	1,604,369	(f)(i)(j)
Acrisure LLC, 2022 Additional Term Loan (1 mo. Term SOFR + 5.750%)	9.916%	2/15/27	2,290,000	2,292,863	(f)(i)(j)
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	9.820%	1/20/29	3,890,000	3,272,482	(f)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	7.820%	7/31/27	1,572,000	1,489,140	(f)(i)(j)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	7.820%	12/31/25	1,151,033	1,147,516	(f)(i)(j)
Total Insurance				10,304,562

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	7.134%	5/15/26	800,558	$787,549	(f)(i)(j)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 ( 1 mo. USD LIBOR + 3.500%)	8.047%	3/11/28	1,100,400	1,056,384	(f)(h)(i)(j)
Total Mortgage Real Estate Investment Trusts (REITs)				1,843,933
Total Financials				40,362,749
Health Care — 2.9%
Health Care Equipment & Supplies — 0.3%
Radiology Partners Inc., Replacement Term Loan B (1 mo. USD LIBOR + 4.250%)	8.797%	7/9/25	4,325,000	3,758,252	(f)(i)(j)
Health Care Providers & Services — 1.8%
Eyecare Partners LLC, Amendment No. 1 Term Loan (3 mo. USD LIBOR + 3.750%)	8.480%	11/15/28	1,865,900	1,565,957	(f)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.480%	2/18/27	1,090,925	916,721	(f)(i)(j)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 6.750%)	11.480%	11/15/29	1,740,000	1,445,018	(f)(i)(j)
Global Medical Response Inc., 2020 Term Loan ( 1 mo. USD LIBOR + 4.250%)	8.651%	10/2/25	1,492,497	1,110,045	(f)(i)(j)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	10.375%	4/22/27	3,792,250	3,187,860	(f)(i)(j)
Option Care Health Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	7.320%	10/27/28	2,838,620	2,842,878	(f)(i)(j)
PDS Holdco Inc., Delayed Draw Term Loan (3 mo. USD LIBOR + 4.500%)	9.235%	8/18/28	455,929	430,283	(f)(i)(j)
PDS Holdco Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.235%	8/18/28	4,445,100	4,195,063	(f)(i)(j)

See Notes to Financial Statements.

28	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Phoenix Guarantor Inc., Term Loan B1 ( 1 mo. USD LIBOR + 3.250%)	7.820%	3/5/26	1,540,131	$1,520,394	(f)(i)(j)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	9.625%	6/26/26	3,601,930	2,171,117	(f)(i)(j)
Total Health Care Providers & Services				19,385,336
Health Care Technology — 0.5%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	43,478	41,323	(k)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.012%	2/15/29	354,812	337,218	(f)(i)(j)
Virgin Pulse Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	8.570%	4/6/28	4,197,964	3,540,290	(f)(i)(j)
Virgin Pulse Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.250%)	11.820%	4/6/29	1,270,000	965,200	(f)(h)(i)(j)
Total Health Care Technology				4,884,031
Life Sciences Tools & Services — 0.1%
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	7.730%	11/18/27	1,178,034	1,151,552	(f)(h)(i)(j)
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	8.730%	10/1/27	2,425,425	2,373,278	(f)(i)(j)
Total Health Care				31,552,449
Industrials — 4.6%
Aerospace & Defense — 0.9%
Vertex Aerospace Services Corp., First Lien Initial Term Loan ( 1 mo. USD LIBOR + 3.500%)	8.070%	12/6/28	7,374,275	7,358,605	(f)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
WP CPP Holdings LLC, First Lien Initial Term Loan	8.320-8.580%	4/30/25	1,676,778	$1,532,156	(f)(i)(j)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (3 mo. USD LIBOR + 7.750%)	12.580%	4/30/26	1,460,000	1,222,750	(f)(h)(i)(j)
Total Aerospace & Defense				10,113,511
Air Freight & Logistics — 0.3%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	8.730%	7/26/28	2,818,200	2,678,614	(f)(i)(j)
Airlines — 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	1,149,500	1,190,744	(f)(i)(j)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	2,551,988	2,556,747	(f)(i)(j)
Total Airlines				3,747,491
Building Products — 0.6%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.500%)	8.070%	11/23/27	240,687	216,819	(f)(i)(j)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.859%	2/26/29	3,771,050	3,477,625	(f)(i)(j)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	7.570%	3/18/29	2,729,375	2,723,480	(f)(i)(j)
Total Building Products				6,417,924
Commercial Services & Supplies — 1.6%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan	8.170-8.570%	1/29/27	1,998,210	1,986,560	(f)(i)(j)
Amentum Government Services Holdings LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.750%)	12.920%	1/31/28	1,730,000	1,608,900	(f)(i)(j)

See Notes to Financial Statements.

30	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	8.534%	2/1/29	2,427,800	$2,416,875	(f)(i)(j)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	8.820%	8/31/28	3,088,800	3,042,468	(f)(h)(i)(j)
LTR Intermediate Holdings Inc., Initial Term Loan	9.070-9.230%	5/5/28	2,713,350	2,496,282	(f)(i)(j)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	162,417	153,282	(h)(k)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.235%	8/31/28	1,057,003	997,546	(f)(h)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	8.570%	8/27/25	4,908,136	4,909,437	(f)(i)(j)
Total Commercial Services & Supplies				17,611,350
Construction & Engineering — 0.6%
Brown Group Holding LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.070%	6/7/28	4,049,542	4,036,583	(f)(i)(j)
Tutor Perini Corp., Term Loan (1 mo. USD LIBOR + 4.750%)	9.320%	8/18/27	3,133,140	2,998,681	(f)(i)(j)
Total Construction & Engineering				7,035,264
Machinery — 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.161%	4/5/29	3,180,658	3,068,762	(f)(i)(j)
Total Industrials				50,672,916
Information Technology — 3.4%
Communications Equipment — 0.1%
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	9.076%	11/29/25	741,946	652,794	(f)(i)(j)
IT Services — 1.5%
Amentum Government Services Holdings LLC, Term Loan 3 (3 mo. Term SOFR + 4.000%)	7.558-8.764%	2/15/29	5,164,050	5,102,727	(f)(h)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.568%	4/27/28	3,703,125	$3,019,898	(f)(i)(j)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	12.565%	4/27/29	3,350,000	1,998,627	(f)(i)(j)
UST Global Inc., Initial Term Loan ( 1 mo. USD LIBOR + 3.750%)	8.137%	11/20/28	3,920,400	3,892,232	(f)(i)(j)
VT Topco Inc., 2021 First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.750%)	8.320%	8/1/25	101,406	101,025	(f)(h)(i)(j)(k)
VT Topco Inc., 2021 First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	8.320%	8/1/25	1,515,932	1,510,248	(f)(h)(i)(j)
VT Topco Inc., 2021 Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	11.320%	7/31/26	1,340,000	1,289,750	(f)(h)(i)(j)
Total IT Services				16,914,507
Software — 1.8%
Cloudera Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.000%)	10.570%	10/8/29	1,610,000	1,420,825	(f)(h)(i)(j)
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	8.320%	10/8/28	3,197,700	3,082,695	(f)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	4,381,191	4,337,050	(f)(i)(j)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	11.696%	2/19/29	1,580,000	1,455,243	(f)(i)(j)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.580%	7/27/28	3,160,000	2,781,922	(f)(i)(j)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	13.080%	7/27/29	3,620,000	2,908,073	(f)(i)(j)
Particle Investments Sarl, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.250%)	9.980%	2/18/27	567,759	557,823	(f)(i)(j)

See Notes to Financial Statements.

32	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	8.320%	2/1/28	1,745,949	$1,739,838	(f)(i)(j)
Peraton Corp., Second Lien Term Loan B1 ( 1 mo. USD LIBOR + 7.750%)	12.220%	2/1/29	1,077,597	1,050,119	(f)(i)(j)
Planview Parent Inc., First Lien Closing Date Term Loan	—	12/17/27	648,346	606,203	(k)
Total Software				19,939,791
Total Information Technology				37,507,092
Materials — 0.1%
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	1,496,611	1,307,074	(b)(f)(g)(h)(i)(j)
Total Senior Loans (Cost — $239,500,482)				223,332,317
Collateralized Mortgage Obligations (l) — 14.6%
Alternative Loan Trust, 2006- 18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	10.577%	7/25/36	236,286	237,377	(f)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.626%	8/10/45	562,754	144,881	(a)(f)
Banc of America Funding Corp., 2015-R3 1A2	2.800%	3/27/36	3,086,901	2,482,957	(a)(f)
Banc of America Mortgage Trust, 2005-C 2A1	3.053%	4/25/35	9,948	9,460	(f)
BCAP LLC Trust, 2011-RR2 1A4	3.308%	7/26/36	2,517,662	1,202,537	(a)(f)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.003%	5/15/52	18,208,899	799,795	(f)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.914%	2/15/39	2,900,000	2,755,849	(a)(f)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,771,348	2,519,640	(a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	7.359%	4/15/34	1,950,000	1,835,592	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	$1,029,442	(a)(f)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	2,589,048	(a)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.584%	2/15/39	2,980,132	2,817,548	(a)(f)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	9.947%	5/15/37	1,700,000	1,645,629	(a)(f)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	5.459%	8/15/36	3,552,224	3,514,067	(a)(f)
BX Trust, 2021-LBA DJV (1 mo. USD LIBOR + 1.600%)	6.060%	2/15/36	2,390,000	2,316,450	(a)(f)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	6.396%	9/15/34	710,000	667,565	(a)(f)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	5.497%	2/15/38	461,270	448,428	(a)(f)
CFK Trust, 2020-MF2 E	3.458%	3/15/39	2,030,000	1,694,918	(a)(f)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	5.409%	11/15/36	1,200,000	1,179,892	(a)(f)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.871%	9/15/50	21,277,871	658,788	(f)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,262,053	1,246,961	(a)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	960,834	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	5.743%	2/25/36	190,173	195,017	(f)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	229,726	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	11.809%	7/15/32	2,900,000	2,671,774	(a)(f)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	11.459%	2/15/23	2,935,290	2,928,965	(a)(f)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,008,771	(a)
CSWF, 2018-TOP F (1 mo. USD LIBOR + 2.750%)	7.209%	8/15/35	1,399,009	1,387,519	(a)(f)

See Notes to Financial Statements.

34	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	6.306%	1/25/30	1,310,000	$1,303,920	(a)(f)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	7.309%	7/15/38	1,640,003	1,595,163	(a)(f)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	8.159%	7/15/38	2,625,957	2,523,308	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	6.806%	1/25/50	2,620,000	2,519,197	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	9.606%	6/25/50	1,039,336	1,088,051	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.310%	12/25/50	3,000,000	2,894,925	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	9.060%	1/25/51	2,110,000	1,829,633	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.810%	10/25/33	1,340,000	1,283,036	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.360%	1/25/34	680,000	649,312	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,324,810	$2,124,819	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,398,728	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,560,000	2,266,061	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,505,982	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,383,981	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,886,070	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.117%	9/25/47	628,918	342,649	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.710%	8/25/33	660,000	630,597	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	9.106%	12/25/42	630,000	649,737	(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	9.356%	10/25/29	610,000	650,987	(a)(f)

See Notes to Financial Statements.

36	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	8.656%	2/25/30	2,050,000	$2,114,945	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	8.506%	5/25/30	2,440,000	2,529,173	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.056%	7/25/30	1,370,000	1,407,401	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	8.256%	10/25/30	1,660,000	1,728,296	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	8.856%	4/25/31	1,060,000	1,093,131	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	6.906%	4/25/31	306,415	306,852	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.606%	7/25/39	536,620	545,028	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	7.906%	10/25/39	2,700,000	2,675,482	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.410%	10/25/41	1,130,000	1,083,457	(a)(f)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.079%	3/16/47	534,126	792	(f)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	657,999	7	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.250%)	8.709%	9/15/31	1,127,071	$478,704	(a)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	8.909%	11/15/32	2,030,000	1,909,751	(a)(f)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	7.709%	12/15/36	3,740,000	3,510,775	(a)(f)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	6.460%	5/15/26	1,300,000	1,160,804	(a)(f)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	6.960%	5/15/26	1,300,000	1,120,645	(a)(f)
GS Mortgage-Backed Securities Corp. Trust, 2021- RPL1 A2	2.000%	12/25/60	2,520,000	2,100,396	(a)(f)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	604,926	533,863	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	4.906%	4/25/36	1,509,992	1,255,856	(a)(f)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	5.386%	6/20/35	1,866,215	1,684,059	(f)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	5.146%	8/25/35	55,576	50,851	(f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.046%	11/25/36	1,168,139	874,580	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	12.967%	6/15/35	2,750,000	28	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.150%)	7.551%	7/5/33	2,640,000	2,376,973	(a)(f)

See Notes to Financial Statements.

38	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.850%)	7.309%	9/15/29	2,340,000	$2,028,411	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	8.725%	11/15/38	2,880,000	2,717,893	(a)(f)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	6.759%	8/15/38	2,700,483	2,471,731	(a)(f)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	2,580,000	2,358,400	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	17,861	13,850	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	7.610%	11/15/38	2,033,957	1,949,166	(a)(f)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	6.409%	5/15/38	2,600,000	2,503,401	(a)(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	54,884	14,061	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,783	2,763	(a)(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	16,606	16,283	(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.100%	10/15/54	8,971,463	536,546	(f)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	5.006%	4/25/35	968,586	680,986	(f)
Multifamily CAS Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	7.756%	10/25/49	2,008,673	1,906,816	(a)(f)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	8.256%	3/25/50	1,790,000	1,695,747	(a)(f)
Multifamily Trust, 2016-1 B	11.197%	4/25/46	391,324	391,814	(a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,519,782	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	$524,533	(a)(f)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.606%	3/15/39	750,000	728,309	(a)(f)
New Residential Mortgage Loan Trust, 2017-5A B5	4.058%	6/25/57	925,732	831,400	(a)(f)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	9.756%	5/25/55	3,130,000	3,074,386	(a)(f)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	3.025%	10/26/36	1,658,675	1,392,291	(a)(f)
Nomura Resecuritization Trust, 2015-8R 4A4	3.428%	11/25/47	1,465,091	1,256,529	(a)(f)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	6.256%	1/25/30	2,580,000	2,534,763	(a)(f)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.010%	12/27/33	2,710,000	2,663,622	(a)(f)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	1,964,072	1,795,487	(a)(f)
Seasoned Credit Risk Transfer Trust Series, 2018-2 BX	2.553%	11/25/57	3,780,965	1,301,480	(a)(f)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,243,843	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	6.859%	5/15/38	1,570,000	1,358,457	(a)(f)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	4,344,721	(a)(f)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	8.860%	11/15/27	1,450,000	2,907	(a)(f)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	4.926%	5/25/46	119,303	79,765	(f)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	4.856%	4/25/35	1,458,769	1,287,346	(a)(f)

See Notes to Financial Statements.

40	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	7.876%	11/11/34	2,276,325	$2,155,351	(a)(f)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	8.648%	11/11/34	1,126,012	1,052,713	(a)(f)
Towd Point Mortgage Trust, 2015-1 B1	3.657%	10/25/53	1,230,000	1,107,157	(a)(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.470%	11/25/60	2,540,000	2,194,891	(a)(f)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,570,000	1,854,955	(a)(f)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	6.489%	12/15/33	1,310,000	1,248,466	(a)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	5.046%	12/25/45	32,028	30,093	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.780%)	5.286%	1/25/45	904,528	834,612	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.427%	2/25/46	363,953	320,117	(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	33,477	33,041	(a)(f)
Total Collateralized Mortgage Obligations (Cost — $180,495,807)				161,306,320

			Face Amount†/ Units
Asset-Backed Securities — 11.2%
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	5.226%	6/25/35	968,096	897,724	(f)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	7.558%	1/17/32	1,450,000	1,371,800	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
American Money Management Corp. CLO Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	10.602%	4/17/29	800,000	$759,555	(a)(f)
Apidos CLO, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	5.872%	4/15/31	250,000	248,250	(a)(f)
Apidos CLO, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	11.558%	4/20/31	1,000,000	936,249	(a)(f)
Ares CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	7.506%	5/15/30	1,000,000	921,771	(a)(f)
Ares CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	8.192%	4/15/34	2,750,000	2,670,971	(a)(f)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,217,224	(a)
Barings CLO Ltd., 2016-2A ER2 (3 mo. USD LIBOR + 6.500%)	11.308%	1/20/32	500,000	459,051	(a)(f)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	10.488%	1/20/32	1,500,000	1,362,113	(a)(f)
Battalion CLO Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	8.466%	4/24/34	2,150,000	2,101,799	(a)(f)
Benefit Street Partners CLO Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	8.408%	1/20/32	390,000	374,863	(a)(f)(m)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	564,461	479,844	(a)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	12.465%	8/20/32	400,000	348,136	(a)(f)
BlueMountain CLO Ltd., 2021- 31A E (3 mo. USD LIBOR + 6.530%)	11.328%	4/19/34	1,380,000	1,235,023	(a)(f)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	5.106%	7/25/36	2,617,295	2,251,908	(a)(f)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	11.792%	4/15/29	500,000	442,018	(a)(f)

See Notes to Financial Statements.

42	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	11.202%	4/15/34	2,370,000	$2,076,398	(a)(f)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	8.508%	7/20/31	660,000	603,295	(a)(f)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	6.885%	1/20/35	2,790,000	2,792,092	(a)(d)(f)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	10.808%	4/20/29	1,300,000	1,107,641	(a)(f)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	8.458%	7/20/30	2,770,000	2,632,207	(a)(f)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	10.192%	4/17/30	1,500,000	1,238,426	(a)(f)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	7.702%	8/9/24	935,000	915,946	(a)(f)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	939,699	918,696	(a)(f)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	4.674%	2/15/29	126,869	126,032	(f)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	11.208%	4/20/34	2,610,000	2,283,917	(a)(f)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	8.195%	7/18/30	750,000	710,400	(a)(f)
Dryden CLO Ltd., 2019-75A ER2 (3 mo. USD LIBOR + 6.600%)	11.392%	4/15/34	1,450,000	1,287,993	(a)(f)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	5.168%	4/25/33	2,265,898	1,570,615	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	6.169%	10/25/33	483,035	$459,328	(f)
Flatiron CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 1.962%)	6.619%	4/17/31	1,700,000	1,650,431	(a)(f)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	11.922%	10/15/34	1,000,000	935,712	(a)(f)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. USD LIBOR + 6.700%)	11.508%	7/20/34	1,630,000	1,483,821	(a)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.742%	4/15/31	1,820,000	1,518,744	(a)(f)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.542%	4/17/34	1,520,000	1,414,636	(a)(f)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	12.508%	1/20/33	350,000	338,579	(a)(f)
Halsey Point CLO Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	13.008%	1/20/33	290,000	246,653	(a)(f)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	2,386,811	326,762	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	5.451%	12/25/35	1,190,000	1,112,500	(f)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	10.008%	10/20/27	2,230,000	2,043,802	(a)(f)
KKR CLO Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	12.182%	4/15/34	2,270,000	2,048,992	(a)(f)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	5.781%	2/25/35	1,874,556	1,813,056	(f)
Madison Park Funding Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	10.908%	4/20/32	1,600,000	1,498,241	(a)(f)

See Notes to Financial Statements.

44	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Marathon CLO Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	8.108%	1/20/33	460,000	$446,594	(a)(f)
Marble Point CLO Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	8.338%	1/20/32	1,400,000	1,214,996	(a)(f)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	5.656%	8/25/37	1,793,619	1,509,413	(f)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,500,000	2,500,012	(a)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	7.458%	1/20/31	700,000	619,817	(a)(f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	5.331%	12/25/33	1,738,918	1,687,734	(f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	5.316%	4/25/34	1,878,937	1,814,852	(f)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	6.228%	3/30/25	1,620,000	1,598,812	(a)(f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	7.912%	7/15/31	1,000,000	858,356	(a)(f)
MVW LLC, 2021-1WA D	3.170%	1/22/41	690,396	614,063	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	4.886%	3/26/35	1,400,000	1,145,917	(f)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	5.006%	7/27/37	3,000,000	2,100,513	(f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	4.796%	1/25/33	617,686	570,773	(f)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	749,962	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	10.735%	10/21/30	1,000,000	$901,971	(a)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. USD LIBOR + 6.000%)	10.792%	10/16/34	1,990,000	1,799,431	(a)(f)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	8.615%	4/22/30	500,000	443,201	(a)(f)
Ocean Trails CLO, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	12.362%	10/15/34	2,320,000	2,136,855	(a)(f)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	8.265%	10/13/31	1,770,000	1,621,768	(a)(f)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	5.436%	8/25/35	1,050,000	835,075	(f)
Origen Manufactured Housing Contract Trust, 2006-A A2	5.920%	10/15/37	279,884	244,555	(f)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	9.405%	4/15/31	2,550,000	2,539,298	(a)(f)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	6.808%	7/20/29	1,000,000	956,828	(a)(f)
Peace Park CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.000%)	10.808%	10/20/34	1,640,000	1,470,603	(a)(f)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,230,299	919,830
Pulsar Funding LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	9.608%	1/20/33	2,500,000	2,272,399	(a)(f)
Rad CLO Ltd., 2021-15A A (3 mo. USD LIBOR + 1.090%)	5.898%	1/20/34	2,830,000	2,797,455	(a)(f)
RR Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	11.042%	10/15/34	3,090,000	2,845,133	(a)(f)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	8.003%	6/22/30	605,000	537,694	(a)(f)

See Notes to Financial Statements.

46	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	12.058%	7/20/34	1,820,000	$1,680,317	(a)(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	372,803	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,048,418	(a)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	7.392%	1/15/30	500,000	448,750	(a)(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	4.726%	2/25/36	3,115,638	77,529	(a)(f)
Sunnova Hellios II Issuer LLC, 2019-AA C	5.320%	6/20/46	1,891,895	1,688,910	(a)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.015%	4/20/35	2,780,000	2,768,185	(a)(d)(f)
Symphony CLO Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	9.992%	4/16/31	250,000	216,903	(a)(f)
Symphony CLO Ltd., 2018-20A E (3 mo. USD LIBOR + 6.290%)	11.082%	1/16/32	2,109,000	1,974,127	(a)(f)
Symphony CLO Ltd., 2022-37A A1A (3 mo. Term SOFR + 2.300%)	6.546%	10/20/34	2,510,000	2,510,118	(a)(f)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. USD LIBOR + 3.100%)	7.915%	10/13/32	480,000	440,525	(a)(f)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	11.565%	10/13/32	2,830,000	2,611,738	(a)(f)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	11.842%	4/15/35	1,190,000	1,067,063	(a)(f)
TSTAT Ltd., 2022-2A C (3 mo. Term SOFR + 4.800%)	9.313%	1/20/31	1,820,000	1,820,071	(a)(f)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	10.532%	4/15/27	900,000	741,107	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	10.812%	6/7/30	300,000	$249,669	(a)(f)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	11.758%	4/20/34	2,750,000	2,627,729	(a)(f)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	4.676%	7/25/47	4,631,512	3,367,124	(f)
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	8.442%	10/15/31	790,000	739,605	(a)(f)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	8.992%	7/15/33	1,810,000	1,648,049	(a)(f)
Total Asset-Backed Securities (Cost — $137,660,680)				124,085,864

			Face Amount†
Sovereign Bonds — 4.3%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	714,625	(a)
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	18,317
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	733,878	263,485
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,039,000	1,915,061	(c)
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	8,433,871	3,364,798	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	710,000	615,231	(a)

See Notes to Financial Statements.

48	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561		$493,922	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000		253,793	(c)
Total Argentina					6,924,607
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000		700,496	(a)
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	300,000		283,325	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	1,900,000		1,759,480	(a)
Total Dominican Republic					2,042,805
Gabon — 0.2%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,260,000		1,912,294	(a)
Indonesia — 2.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,130,000		2,044,800
Indonesia Treasury Bond	7.000%	5/15/27	258,846,000,000	IDR	17,725,339
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,113,442
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,265,109
Total Indonesia					24,148,690
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	145,561	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	477,556		440,923	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		837,363	(c)
Total Ivory Coast					1,423,847

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	2,740,000	$2,839,325	(a)
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,410,000	1,471,307	(c)
Mexico — 0.1%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000	596,908
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000	1,066,530
Total Mexico				1,663,438
Panama — 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,560,000	1,957,392
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,200,000	1,018,718
Qatar — 0.1%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	920,000	920,528	(a)
Total Sovereign Bonds (Cost — $52,342,453)				47,738,072

			Shares
Convertible Preferred Stocks — 1.0%
Energy — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
MPLX LP (Cost — $10,149,611)	8.462%		302,326	10,883,736	(g)(h)

See Notes to Financial Statements.

50	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.6%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	310,000	$285,588
Interactive Media & Services — 0.0%††
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	320,000	256,640	(a)
Media — 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,650,000	2,397,291
Total Communication Services				2,939,519
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	2,400,000	1,656,000
Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	1,550,000	1,541,281
Total Convertible Bonds & Notes (Cost — $7,358,352)				6,136,800

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B Riley Financial Inc.	5.250%		29,825	633,483
B Riley Financial Inc.	5.500%		32,400	737,100
Total Preferred Stocks (Cost — $1,555,625)				1,370,583

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
90-Day Eurodollar Futures, Call @ $99.00	12/18/23	24	60,000	450
E-mini S&P 500 Index Futures, Put @ $3,300.00	2/17/23	14	2,853,620	455
E-mini S&P 500 Index Futures, Put @ $3,400.00	2/17/23	57	11,618,310	2,850

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
E-mini S&P 500 Index Futures, Put @ $3,500.00		3/17/23	116	23,644,280	$47,850
E-mini S&P 500 Index Futures, Put @ $3,600.00		3/17/23	52	10,599,160	31,200
E-mini S&P 500 Index Futures, Put @ $3,700.00		5/19/23	42	8,560,860	105,525
E-mini S&P 500 Index Futures, Put @ $3,600.00		6/16/23	40	8,153,200	101,500
E-mini S&P 500 Index Futures, Put @ $3,700.00		6/16/23	56	11,414,480	179,900
Total Exchange-Traded Purchased Options (Cost — $1,276,942)					469,730

	Counterparty
OTC Purchased Options — 0.1%
Japanese Yen/U.S. Dollar, Call @ 133.80 JPY	Bank of America N.A.	3/2/23	23,830,000	23,830,000	93,443
Mexican Peso/U.S. Dollar, Put @ 19.64 MXN	Morgan Stanley & Co. Inc.	3/6/23	15,550,000	15,550,000	617,827
Total OTC Purchased Options (Cost — $803,470)					711,270
Total Purchased Options (Cost — $2,080,412)					1,181,000

		Rate	Maturity Date	Face Amount†
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	1,947	1,946
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	217	225
Total FHLMC					2,171
FNMA — 0.1%
Federal National Mortgage Association (FNMA)		7.000%	8/1/29-4/1/31	2,401	2,493

See Notes to Financial Statements.

52	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	$258,704
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	581,538	520,829	(f)
Total FNMA				782,026
Total Mortgage-Backed Securities (Cost — $889,256)				784,197

			Shares/Units
Common Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			44,473	409,152
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	0	*(g)(h)(n)
Total Common Stocks (Cost — $515,340)				409,152

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $51,650)		5/28/28	53,943	9,710	*
Total Investments before Short-Term Investments (Cost — $1,133,919,743)				1,032,070,958

	Rate		Shares
Short-Term Investments — 3.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $35,638,642)	4.283%		35,638,642	35,638,642	(m)(o)
Total Investments — 96.5% (Cost — $1,169,558,385)				1,067,709,600
Other Assets in Excess of Liabilities — 3.5%				38,574,113
Total Net Assets — 100.0%				$1,106,283,713

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of January 31, 2023. The interest rate for fully unfunded term loans is to be determined.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $36,013,505 and the cost was $36,028,642 (Note 8).

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

54	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At January 31, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
E-mini S&P 500 Index Futures, Put	3/17/23	$3,300.00	52	$10,599,160	$(11,700)
E-mini S&P 500 Index Futures, Put	5/19/23	3,300.00	42	8,560,860	(38,325)
E-mini S&P 500 Index Futures, Put	6/16/23	3,200.00	56	11,414,480	(58,800)
U.S. Treasury 5-Year Notes Futures, Put	2/24/23	109.00	72	72,000	(30,375)
U.S. Treasury Long-Term Bonds Futures, Call	2/24/23	132.00	8	8,000	(5,625)
U.S. Treasury Long-Term Bonds Futures, Call	2/24/23	135.00	15	15,000	(2,813)
U.S. Treasury Long-Term Bonds Futures, Put	2/24/23	129.00	36	36,000	(40,500)
Total Exchange-Traded Written Options (Premiums received — $342,427)					$(188,138)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Australian Dollar/U.S. Dollar, Put	JPMorgan Chase & Co.	2/17/23	$0.70	6,700,000	$6,700,000	$(135,194)
Australian Dollar/U.S. Dollar, Put	JPMorgan Chase & Co.	2/23/23	0.71	7,280,000	7,280,000	(62,908)
Total OTC Written Options (Premiums received — $162,209)						$(198,102)
Total Written Options (Premiums received — $504,636)						$(386,240)

At January 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	930	3/24	$222,124,548	$222,235,125	$110,577
3-Month SOFR	16	9/23	3,862,034	3,804,200	(57,834)
3-Month SOFR	200	3/25	48,311,320	48,490,000	178,680
Australian 10-Year Bonds	91	3/23	7,857,934	7,735,217	(122,717)
U.S. Treasury 2-Year Notes	1,640	3/23	336,395,025	337,263,438	868,413
U.S. Treasury 5-Year Notes	347	3/23	37,890,366	37,907,040	16,674
U.S. Treasury 10-Year Notes	895	3/23	102,053,340	102,491,489	438,149
U.S. Treasury Ultra 10-Year Notes	265	3/23	31,390,538	32,118,830	728,292
U.S. Treasury Ultra Long-Term Bonds	774	3/23	104,628,559	109,714,500	5,085,941
United Kingdom Long Gilt Bonds	78	3/23	10,137,562	10,049,922	(87,640)
					7,158,535
Contracts to Sell:
Euro-Bobl	20	3/23	2,603,329	2,550,454	52,875
Euro-Buxl	2	3/23	348,537	313,099	35,438
U.S. Treasury Long-Term Bonds	185	3/23	23,702,368	24,026,875	(324,507)
					(236,194)
Net unrealized appreciation on open futures contracts					$6,922,341

See Notes to Financial Statements.

56	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

SOFR	— Secured Overnight Financing Rate

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,637,140	USD	2,466,054	JPMorgan Chase & Co.	2/21/23	$103,402
USD	3,642,174	AUD	5,360,000	JPMorgan Chase & Co.	2/21/23	(144,396)
USD	6,103,375	MXN	122,635,114	Morgan Stanley & Co. Inc.	3/8/23	(367,106)
USD	5,167,440	MXN	100,840,000	Bank of America N.A.	4/18/23	(112,617)
USD	13,986,918	EUR	12,921,884	BNP Paribas SA	4/18/23	(128,737)
JPY	156,040,000	USD	1,205,102	Goldman Sachs Group Inc.	4/18/23	6,660
JPY	156,560,000	USD	1,205,212	Goldman Sachs Group Inc.	4/18/23	10,588
JPY	1,248,886,999	USD	9,549,161	Goldman Sachs Group Inc.	4/18/23	149,335
MXN	101,927,627	USD	5,149,420	Goldman Sachs Group Inc.	4/18/23	187,585
USD	1,588,474	MXN	30,650,000	Goldman Sachs Group Inc.	4/18/23	(16,382)
USD	1,811,059	MXN	34,700,000	Goldman Sachs Group Inc.	4/18/23	(5,858)
USD	3,539,654	MXN	68,510,000	Goldman Sachs Group Inc.	4/18/23	(47,580)
BRL	11,989,104	USD	2,238,527	JPMorgan Chase & Co.	4/18/23	90,286
CAD	18,216,820	USD	13,639,938	JPMorgan Chase & Co.	4/18/23	59,943
USD	774,514	BRL	4,020,000	JPMorgan Chase & Co.	4/18/23	(6,347)
USD	1,166,306	CAD	1,560,000	JPMorgan Chase & Co.	4/18/23	(6,885)
USD	2,790,095	CAD	3,710,000	JPMorgan Chase & Co.	4/18/23	5
USD	2,797,668	CAD	3,720,000	JPMorgan Chase & Co.	4/18/23	58
USD	5,079,731	CNH	34,770,000	JPMorgan Chase & Co.	4/18/23	(92,428)
USD	1,680,881	CNY	11,530,000	JPMorgan Chase & Co.	4/18/23	(34,138)
USD	19,368,228	IDR	302,652,772,322	JPMorgan Chase & Co.	4/18/23	(794,644)
USD	1,151,535	JPY	145,460,000	JPMorgan Chase & Co.	4/18/23	21,934
USD	72,362	NZD	115,640	JPMorgan Chase & Co.	4/18/23	(2,415)
AUD	22,009,386	USD	15,346,331	Morgan Stanley & Co. Inc.	4/18/23	235,087
NOK	151,093,859	USD	15,162,150	Morgan Stanley & Co. Inc.	4/18/23	30,431
USD	2,877,694	AUD	4,070,000	Morgan Stanley & Co. Inc.	4/18/23	(3,639)
USD	29,970,361	GBP	24,536,708	Morgan Stanley & Co. Inc.	4/18/23	(330,468)
Total						$(1,198,326)

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

USD	— United States Dollar

At January 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
16,706,000	6/30/29	3.850% annually	Daily SOFR Compound annually	$(511,012)	$20,939	$(531,951)
113,420,000 MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(286,869)	31,595	(318,464)
198,820,000 MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(508,459)	67,170	(575,629)
15,671,000	9/30/29	3.250% annually	Daily SOFR Compound annually	9,700	6,907	2,793
14,949,000	8/15/47	2.650% annually	Daily SOFR Compound annually	1,160,297	174,399	985,898
4,185,000	2/15/48	2.510% annually	Daily SOFR Compound annually	421,422	76,070	345,352
5,700,000	2/15/48	3.050% annually	Daily SOFR Compound annually	42,720	175,710	(132,990)
Total				$327,799	$552,790	$(224,991)

See Notes to Financial Statements.

58	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at January 31, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 4.210%, due 11/16/24)	1,790,000	EUR	12/20/24	0.622%	1.000% quarterly	$13,491	$8,129	$5,362

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at January 31, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.385%	1.000% quarterly	$(22,054)	$(15,508)	$(6,546)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000		6/20/26	2.589%	5.000% quarterly	$429,308	$582,492	$(153,184)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
General Motors Co., 4.875%,due 10/2/23	$5,930,000		6/20/26	1.506%	5.000% quarterly	$(639,500)	$(782,899)	$143,399

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.39 Index	$6,045,000	12/20/27	5.000% quarterly	$166,806	$60,012	$106,794

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

60	Western Asset Income Fund 2023 Semi-Annual Report

Western Asset Income Fund

Summary of Investments by Country**
United States	69.0%
Cayman Islands	7.8
Indonesia	2.3
United Kingdom	2.2
Canada	1.6
Switzerland	1.3
Argentina	1.2
Luxembourg	1.0
Brazil	0.9
Bermuda	0.8
Netherlands	0.8
Zambia	0.6
Macau	0.6
Jersey	0.5
Mexico	0.4
Kazakhstan	0.4
China	0.4
Israel	0.4
Italy	0.3
Peru	0.3
Denmark	0.3
Germany	0.3
Jordan	0.3
Ireland	0.3
Turkey	0.2
France	0.2
Chile	0.2
Dominican Republic	0.2
Kuwait	0.2
Panama	0.2
Colombia	0.2
Gabon	0.2
Hong Kong	0.2
Spain	0.2
Ivory Coast	0.1
United Arab Emirates	0.1
Qatar	0.1
South Africa	0.1
Angola	0.1
Bahamas	0.1
Poland	0.0	‡

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Income Fund

Summary of Investments by Country** (cont’d)
Purchased Options	0.1%
Short-Term Investments	3.3
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2023 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

62	Western Asset Income Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $1,133,529,743)	$1,031,696,095
Investments in affiliated securities, at value (Cost — $36,028,642)	36,013,505
Foreign currency, at value (Cost — $11,092,032)	11,021,063
Cash	2,164,465
Interest receivable from unaffiliated investments	11,326,239
Deposits with brokers for open futures contracts and exchange-traded options	10,309,230
Receivable for Fund shares sold	8,122,592
Deposits with brokers for centrally cleared swap contracts	6,769,500
Receivable for securities sold	2,081,255
Foreign currency collateral for open futures contracts, at value (Cost — $1,277,104)	1,284,282
Deposits with brokers for OTC derivatives	1,000,000
Unrealized appreciation on forward foreign currency contracts	895,314
Receivable from brokers — net variation margin on open futures contracts	696,854
Receivable from brokers — net variation margin on centrally cleared swap contracts	472,034
Principal paydown receivable	209,706
Dividends receivable from affiliated investments	68,237
OTC swaps, at value (premiums paid — $8,129)	13,491
Receivable for open OTC swap contracts	2,324
Interest receivable from affiliated investments	1,093
Other receivables	209
Prepaid expenses	40,518
Total Assets	1,124,188,006

Liabilities:
Payable for securities purchased	12,592,962
Unrealized depreciation on forward foreign currency contracts	2,093,640
Payable for Fund shares repurchased	950,979
Distributions payable	906,623
Investment management fee payable	457,799
Written options, at value (premiums received — $504,636)	386,240
Service and/or distribution fees payable	58,025
OTC swaps, at value (premiums received — $15,508)	22,054
Accrued foreign capital gains tax	9,876
Trustees’ fees payable	2,368
Payable for open OTC swap contracts	2,324
Accrued expenses	421,403
Total Liabilities	17,904,293
Total Net Assets	$1,106,283,713

Net Assets:
Par value (Note 7)	$2,129
Paid-in capital in excess of par value	1,367,055,325
Total distributable earnings (loss)	(260,773,741)
Total Net Assets	$1,106,283,713

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	63

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2023

Net Assets:
Class A	$260,794,680
Class C	$3,867,182
Class C1	$338,912
Class I	$527,908,865
Class IS	$313,374,074

Shares Outstanding:
Class A	50,402,939
Class C	747,997
Class C1	65,343
Class I	101,422,578
Class IS	60,218,825

Net Asset Value:
Class A (and redemption price)	$5.17
Class C*	$5.17
Class C1*	$5.19
Class I (and redemption price)	$5.21
Class IS (and redemption price)	$5.20
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$5.37

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

64	Western Asset Income Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2023

Investment Income:
Interest from unaffiliated investments	$39,277,166
Interest from affiliated investments	14,378
Dividends from unaffiliated investments	90,323
Dividends from affiliated investments	188,199
Less: Foreign taxes withheld	(19,740)
Total Investment Income	39,550,326

Expenses:
Investment management fee (Note 2)	2,775,376
Transfer agent fees (Note 5)	506,000
Service and/or distribution fees (Notes 2 and 5)	348,337
Fund accounting fees	65,875
Registration fees	44,915
Audit and tax fees	29,742
Legal fees	19,530
Shareholder reports	18,042
Custody fees	14,654
Trustees’ fees	12,585
Commitment fees (Note 9)	4,424
Insurance	3,769
Interest expense	1,007
Miscellaneous expenses	7,196
Total Expenses	3,851,452
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,987)
Net Expenses	3,846,465
Net Investment Income	35,703,861

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(46,951,023)	†
Futures contracts	(32,773,786)
Written options	1,241,075
Swap contracts	1,545,823
Forward foreign currency contracts	812,898
Foreign currency transactions	584,136
Net Realized Loss	(75,540,877)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	38,186,219	‡
Investments in affiliated securities	15,808
Futures contracts	16,155,290
Written options	(227,366)
Swap contracts	847,934
Forward foreign currency contracts	(2,104,039)
Foreign currencies	80,164
Change in Net Unrealized Appreciation (Depreciation)	52,954,010
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(22,586,867)
Increase in Net Assets From Operations	$13,116,994

†	Net of foreign capital gains tax of $979.

‡	Net of change in accrued foreign capital gains tax of $9,876.

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	65

Statements of changes in net assets

For the Six Months Ended January 31, 2023 (unaudited) and the Year Ended July 31, 2022	2023	2022

Operations:
Net investment income	$35,703,861	$58,515,809
Net realized loss	(75,540,877)	(36,468,957)
Change in net unrealized appreciation (depreciation)	52,954,010	(163,707,452)
Increase (Decrease) in Net Assets From Operations	13,116,994	(141,660,600)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(37,267,972)	(61,950,901)
Return of capital	—	(355,819)
Decrease in Net Assets From Distributions to Shareholders	(37,267,972)	(62,306,720)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	53,639,660	319,744,293
Reinvestment of distributions	31,638,771	54,124,298
Cost of shares repurchased	(117,232,898)	(371,967,260)
Increase (Decrease) in Net Assets From Fund Share Transactions	(31,954,467)	1,901,331
Decrease in Net Assets	(56,105,445)	(202,065,989)

Net Assets:
Beginning of period	1,162,389,158	1,364,455,147
End of period	$1,106,283,713	$1,162,389,158

See Notes to Financial Statements.

66	Western Asset Income Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$5.28	$6.12	$5.89	$6.19	$6.14	$6.46

Income (loss) from operations:
Net investment income	0.16	0.24	0.23	0.29	0.33	0.35
Net realized and unrealized gain (loss)	(0.10)	(0.83)	0.25	(0.28)	0.08	(0.33)
Total income (loss) from operations	0.06	(0.59)	0.48	0.01	0.41	0.02

Less distributions from:
Net investment income	(0.17)	(0.25)	(0.25)	(0.19)	(0.30)	(0.31)
Return of capital	—	(0.00) [3]	—	(0.12)	(0.06)	(0.03)
Total distributions	(0.17)	(0.25)	(0.25)	(0.31)	(0.36)	(0.34)

Net asset value, end of period	$5.17	$5.28	$6.12	$5.89	$6.19	$6.14
Total return[4]	1.18%	(9.79)%	8.23%	0.28%[5]	6.84%	0.45%

Net assets, end of period (millions)	$261	$271	$326	$297	$294	$277

Ratios to average net assets:
Gross expenses	0.94%[6]	0.92%	0.94%	0.97%	1.00%	1.09%
Net expenses[7,8]	0.94 [6]	0.92	0.93	0.97	0.98	1.08
Net investment income	6.19 [6]	4.12	3.82	4.96	5.54	5.49

Portfolio turnover rate	15%	49%	71%	59%	54%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended July 31, 2020.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	67

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$5.27	$6.12	$5.88	$6.19	$6.14	$6.46

Income (loss) from operations:
Net investment income	0.14	0.19	0.19	0.25	0.29	0.31
Net realized and unrealized gain (loss)	(0.09)	(0.83)	0.25	(0.29)	0.08	(0.33)
Total income (loss) from operations	0.05	(0.64)	0.44	(0.04)	0.37	(0.02)

Less distributions from:
Net investment income	(0.15)	(0.21)	(0.20)	(0.17)	(0.27)	(0.27)
Return of capital	—	(0.00) [3]	—	(0.10)	(0.05)	(0.03)
Total distributions	(0.15)	(0.21)	(0.20)	(0.27)	(0.32)	(0.30)

Net asset value, end of period	$5.17	$5.27	$6.12	$5.88	$6.19	$6.14
Total return[4]	1.00%	(10.63)%	7.65%	(0.62)%[5]	6.25%	(0.43)%

Net assets, end of period (000s)	$3,867	$4,455	$6,079	$5,975	$6,453	$7,186

Ratios to average net assets:
Gross expenses	1.68%[6]	1.67%	1.65%	1.70%	1.71%	1.80%
Net expenses[7,8]	1.68 [6]	1.67	1.65	1.70	1.70	1.79
Net investment income	5.44 [6]	3.36	3.10	4.24	4.82	4.86

Portfolio turnover rate	15%	49%	71%	59%	54%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 1.95%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

68	Western Asset Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$5.29	$6.13	$5.89	$6.20	$6.15	$6.47

Income (loss) from operations:
Net investment income	0.15	0.21	0.21	0.28	0.31	0.36
Net realized and unrealized gain (loss)	(0.10)	(0.82)	0.25	(0.30)	0.08	(0.36)
Total income (loss) from operations	0.05	(0.61)	0.46	(0.02)	0.39	0.00 [3]

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.22)	(0.18)	(0.29)	(0.29)
Return of capital	—	(0.00) [3]	—	(0.11)	(0.05)	(0.03)
Total distributions	(0.15)	(0.23)	(0.22)	(0.29)	(0.34)	(0.32)

Net asset value, end of period	$5.19	$5.29	$6.13	$5.89	$6.20	$6.15
Total return[4]	1.14%	(10.16)%	7.92%	(0.23)%[5]	6.43%	0.08%[6]

Net assets, end of period (000s)	$339	$455	$910	$1,361	$2,400	$19,348

Ratios to average net assets:
Gross expenses	1.40%[7]	1.37%	1.39%	1.34%	1.39%	1.47%
Net expenses[8,9]	1.40 [7]	1.37	1.39	1.34	1.37	1.46
Net investment income	5.68 [7]	3.64	3.40	4.64	5.12	5.60

Portfolio turnover rate	15%	49%	71%	59%	54%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.08% for the year ended July 31, 2018.

[7]	Annualized.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	69

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$5.31	$6.16	$5.92	$6.23	$6.18	$6.50

Income (loss) from operations:
Net investment income	0.17	0.26	0.24	0.31	0.35	0.38
Net realized and unrealized gain (loss)	(0.10)	(0.84)	0.27	(0.29)	0.08	(0.34)
Total income (loss) from operations	0.07	(0.58)	0.51	0.02	0.43	0.04

Less distributions from:
Net investment income	(0.17)	(0.27)	(0.27)	(0.20)	(0.32)	(0.32)
Return of capital	—	(0.00) [3]	—	(0.13)	(0.06)	(0.04)
Total distributions	(0.17)	(0.27)	(0.27)	(0.33)	(0.38)	(0.36)

Net asset value, end of period	$5.21	$5.31	$6.16	$5.92	$6.23	$6.18
Total return[4]	1.34%	(9.62)%	8.70%	0.43%[5]	7.33%	0.61%

Net assets, end of period (millions)	$528	$558	$795	$123	$103	$120

Ratios to average net assets:
Gross expenses	0.65%[6]	0.65%	0.62%	0.69%	0.70%	0.80%
Net expenses[7,8]	0.65 [6]	0.65	0.62	0.68	0.68	0.79
Net investment income	6.47 [6]	4.37	3.89	5.22	5.79	5.99

Portfolio turnover rate	15%	49%	71%	59%	54%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.26% for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.85%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

70	Western Asset Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$5.31	$6.16	$5.92	$6.23	$6.18	$6.50

Income (loss) from operations:
Net investment income	0.17	0.26	0.25	0.31	0.37	0.38
Net realized and unrealized gain (loss)	(0.10)	(0.83)	0.26	(0.28)	0.07	(0.33)
Total income (loss) from operations	0.07	(0.57)	0.51	0.03	0.44	0.05

Less distributions from:
Net investment income	(0.18)	(0.28)	(0.27)	(0.21)	(0.33)	(0.33)
Return of capital	—	(0.00) [3]	—	(0.13)	(0.06)	(0.04)
Total distributions	(0.18)	(0.28)	(0.27)	(0.34)	(0.39)	(0.37)

Net asset value, end of period	$5.20	$5.31	$6.16	$5.92	$6.23	$6.18
Total return[4]	1.40%	(9.52)%	8.80%	0.53%[5]	7.43%	0.70%

Net assets, end of period (000s)	$313,374	$328,288	$236,176	$104,169	$44,528	$636

Ratios to average net assets:
Gross expenses	0.54%[6]	0.54%	0.55%	0.59%	0.62%	0.72%
Net expenses[7,8]	0.54 [6]	0.54	0.55	0.58	0.60	0.69
Net investment income	6.58 [6]	4.58	4.12	5.25	6.08	5.97

Portfolio turnover rate	15%	49%	71%	59%	54%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.75% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2023 Semi-Annual Report	71

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

72	Western Asset Income Fund 2023 Semi-Annual Report

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Income Fund 2023 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$74,649,868	$918,740		$75,568,608
Other Corporate Bonds & Notes	—	379,264,599	—		379,264,599
Senior Loans:
Consumer Discretionary	—	37,395,492	12,752,967		50,148,459
Financials	—	34,495,068	5,867,681		40,362,749
Health Care	—	29,435,697	2,116,752		31,552,449
Industrials	—	45,256,870	5,416,046		50,672,916
Information Technology	—	28,082,517	9,424,575		37,507,092
Materials	—	—	1,307,074		1,307,074
Other Senior Loans	—	11,781,578	—		11,781,578
Collateralized Mortgage Obligations	—	161,306,320	—		161,306,320
Asset-Backed Securities	—	124,085,864	—		124,085,864
Sovereign Bonds	—	47,738,072	—		47,738,072
Convertible Preferred Stocks	—	—	10,883,736		10,883,736
Convertible Bonds & Notes	—	6,136,800	—		6,136,800
Preferred Stocks	$1,370,583	—	—		1,370,583
Purchased Options:
Exchange-Traded Purchased Options	469,730	—	—		469,730
OTC Purchased Options	—	711,270	—		711,270
Mortgage-Backed Securities	—	784,197	—		784,197
Common Stocks:
Energy	409,152	—	—		409,152
Materials	—	—	0	*	0	*
Warrants	9,710	—	—		9,710
Total Long-Term Investments	2,259,175	981,124,212	48,687,571		1,032,070,958
Short-Term Investments†	35,638,642	—	—		35,638,642
Total Investments	$37,897,817	$981,124,212	$48,687,571		$1,067,709,600

74	Western Asset Income Fund 2023 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$7,515,039	—	—	$7,515,039
Forward Foreign Currency Contracts††	—	$895,314	—	895,314
Centrally Cleared Interest Rate Swaps††	—	1,334,043	—	1,334,043
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	13,491	—	13,491
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	143,399	—	143,399
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	106,794	—	106,794
Total Other Financial Instruments	$7,515,039	$2,493,041	—	$10,008,080
Total	$45,412,856	$983,617,253	$48,687,571	$1,077,717,680

Western Asset Income Fund 2023 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$188,138	—	—	$188,138
OTC Written Options	—	$198,102	—	198,102
Futures Contracts††	592,698	—	—	592,698
Forward Foreign Currency Contracts††	—	2,093,640	—	2,093,640
Centrally Cleared Interest Rate Swaps††	—	1,559,034	—	1,559,034
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	22,054	—	22,054
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	153,184	—	153,184
Total	$780,836	$4,026,014	—	$4,806,850

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2022	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Financials	$992,083	—	—	$(73,343)	—
Senior Loans:
Consumer Discretionary	8,510,314	$10,361	$3,410	(60,723)	$4,821,625
Consumer Staples	3,454,700	1,284	(69,305)	91,926	—
Financials	14,842,860	14,220	(410,069)	319,144	—
Health Care	1,126,431	(1,839)	47	31,458	52,244
Industrials	8,771,524	8,615	652	57,049	19,162
Information Technology	6,723,384	3,847	(314,717)	327,780	179,940

76	Western Asset Income Fund 2023 Semi-Annual Report

Investments in Securities	Balance as of July 31, 2022		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]		Purchases
Materials	$1,213,277		—	—	$3,048		$90,749
Convertible Preferred Stocks:
Energy	11,337,225		—	—	(453,489)		—
Common Stocks:
Materials	0	*	—	—	—		—
Total	$56,971,798		$36,488	$(789,982)	$242,850		$5,163,720

Investments in Securities (cont’d)	Sales		Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2023		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2023[2]
Corporate Bonds & Notes:
Financials	—		—	—	$918,740		$(73,343)
Senior Loans:
Consumer Discretionary	$(845,970)		$313,950	—	12,752,967		(76,501)
Consumer Staples	(3,478,605)		—	—	—		—
Financials	(4,843,934)		—	$(4,054,540)	5,867,681		129,184
Health Care	(56,789)		965,200	—	2,116,752		29,776
Industrials	(56,125)		1,222,750	(4,607,581)	5,416,046		82,086
Information Technology	(4,971,636)		8,033,800	(557,823)	9,424,575		39,923
Materials	—		—	—	1,307,074		3,048
Convertible Preferred Stocks:
Energy	—		—	—	10,883,736		(453,489)
Common Stocks:
Materials	—		—	—	0	*	—
Total	$(14,253,059)		$10,535,700	$(9,219,944)	$48,687,571		$(319,316)

Western Asset Income Fund 2023 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

78	Western Asset Income Fund 2023 Semi-Annual Report

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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Notes to financial statements (unaudited) (cont’d)

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2023, the total notional value of all credit default swaps to sell protection was EUR 1,790,000 and $11,975,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

80	Western Asset Income Fund 2023 Semi-Annual Report

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Notes to financial statements (unaudited) (cont’d)

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of

82	Western Asset Income Fund 2023 Semi-Annual Report

off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2023, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

Western Asset Income Fund 2023 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in

84	Western Asset Income Fund 2023 Semi-Annual Report

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

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Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2023, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $2,313,796. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,000,000 which could be used to reduce the required payment.

At January 31, 2023, the Fund held non-cash collateral from Bank of America N.A. and Morgan Stanley & Co. Inc. in the amount of $136,034 and $624,421, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on

86	Western Asset Income Fund 2023 Semi-Annual Report

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of January 31, 2023, there were $9,876 of capital gains tax liabilities accrued on unrealized gains.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

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Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2023, fees waived and/or expenses reimbursed amounted to $4,987, which included an affiliated money market fund waiver of $4,983.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2023, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended January 31, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

88	Western Asset Income Fund 2023 Semi-Annual Report

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 ($1,000,000 prior to August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$7,026	—
CDSCs	24	$12

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$154,112,392	$1,765,092
Sales	223,273,364	1,857,203

At January 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,169,558,385	$7,816,369	$(109,665,154)	$(101,848,785)
Written options	(504,636)	154,289	(35,893)	118,396
Futures contracts	—	7,515,039	(592,698)	6,922,341
Forward foreign currency contracts	—	895,314	(2,093,640)	(1,198,326)
Swap contracts	405,016	1,589,598	(1,718,764)	(129,166)

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Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2023.

	ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[2]	$450	$711,270	—	$469,280	$1,181,000
Futures contracts[3]	7,515,039	—	—	—	7,515,039
Forward foreign currency contracts	—	895,314	—	—	895,314
OTC swap contracts[4]	—	—	$13,491	—	13,491
Centrally cleared swap contracts[5]	1,334,043	—	250,193	—	1,584,236
Total	$8,849,532	$1,606,584	$263,684	$469,280	$11,189,080

	LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Written options	$79,313	$198,102	—	$108,825	$386,240
Futures contracts[3]	592,698	—	—	—	592,698
Forward foreign currency contracts	—	2,093,640	—	—	2,093,640
OTC swap contracts[4]	—	—	$22,054	—	22,054
Centrally cleared swap contracts[5]	1,559,034	—	153,184	—	1,712,218
Total	$2,231,045	$2,291,742	$175,238	$108,825	$4,806,850

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

90	Western Asset Income Fund 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(110,279)	$(512,382)	$(107,334)	$(2,683,679)	$(3,413,674)
Futures contracts	(32,773,786)	—	—	—	(32,773,786)
Written options	157,175	102,268	227,934	753,698	1,241,075
Swap contracts	1,546,824	—	(1,001)	—	1,545,823
Forward foreign currency contracts	—	812,898	—	—	812,898
Total	$(31,180,066)	$402,784	$119,599	$(1,929,981)	$(32,587,664)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(6,300)	$(23,784)	—	$637,507	$607,423
Futures contracts	16,155,290	—	—	—	16,155,290
Written options	13,616	(35,893)	—	(205,089)	(227,366)
Swap contracts	767,095	—	$80,839	—	847,934
Forward foreign currency contracts	—	(2,104,039)	—	—	(2,104,039)
Total	$16,929,701	$(2,163,716)	$80,839	$432,418	$15,279,242

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

Western Asset Income Fund 2023 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

During the six months ended January 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,956,736
Written options	604,257
Futures contracts (to buy)	1,088,242,343
Futures contracts (to sell)	104,643,925
Forward foreign currency contracts (to buy)	100,857,071
Forward foreign currency contracts (to sell)	114,508,400

Average Notional Balance
Interest rate swap contracts	$78,129,676
Credit default swap contracts (buy protection)	17,159,264
Credit default swap contracts (sell protection)	12,813,052

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$93,443	$(112,617)	$(19,174)	$(93,443)	$(112,617)
BNP Paribas SA	—	(128,737)	(128,737)	—	(128,737)
Goldman Sachs Group Inc.	354,168	(69,820)	284,348	—	284,348
JPMorgan Chase & Co.	275,628	(1,279,355)	(1,003,727)	1,000,000	(3,727)
Morgan Stanley & Co. Inc.	896,836	(723,267)	173,569	(624,421)	(450,852)
Total	$1,620,075	$(2,313,796)	$(693,721)	$282,136	$(411,585)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the

92	Western Asset Income Fund 2023 Semi-Annual Report

average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$326,178	†	$196,445
Class C	20,782		2,929
Class C1	1,377		327
Class I	—		303,921
Class IS	—		2,378
Total	$348,337		$506,000

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2023, the service and/or distribution fees reimbursed amounted to $4 for Class A shares.

For the six months ended January 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,177
Class C	19
Class C1	2
Class I	2,389
Class IS	1,400
Total	$4,987

6. Distributions to shareholders by class

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Net Investment Income:
Class A	$8,444,240	$13,370,309
Class C	118,882	201,875
Class C1	11,731	22,743
Class I	17,979,467	33,789,246
Class IS	10,713,652	14,566,728
Total	$37,267,972	$61,950,901

Western Asset Income Fund 2023 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Return of Capital:
Class A	—	$76,793
Class C	—	1,159
Class C1	—	131
Class I	—	194,071
Class IS	—	83,665
Total	—	$355,819

7. Shares of beneficial interest

At January 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2023		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,917,658	$9,759,879	6,207,460	$36,370,376
Shares issued on reinvestment	1,647,989	8,323,118	2,300,201	13,193,748
Shares repurchased	(4,539,321)	(23,057,185)	(10,377,094)	(60,113,390)
Net decrease	(973,674)	$(4,974,188)	(1,869,433)	$(10,549,266)

Class C
Shares sold	78,033	$398,373	129,213	$763,623
Shares issued on reinvestment	23,505	118,518	34,304	196,616
Shares repurchased	(198,112)	(1,005,874)	(312,618)	(1,773,938)
Net decrease	(96,574)	$(488,983)	(149,101)	$(813,699)

Class C1
Shares sold	2,255	$11,447	4,155	$24,296
Shares issued on reinvestment	2,318	11,731	3,925	22,637
Shares repurchased	(25,156)	(129,386)	(70,620)	(421,030)
Net decrease	(20,583)	$(106,208)	(62,540)	$(374,097)

Class I
Shares sold	4,872,902	$25,070,622	16,134,297	$94,824,246
Shares issued on reinvestment	3,348,223	17,011,783	5,482,009	31,690,543
Shares repurchased	(11,871,827)	(60,348,042)	(45,646,673)	(255,324,705)
Net decrease	(3,650,702)	$(18,265,637)	(24,030,367)	$(128,809,916)

94	Western Asset Income Fund 2023 Semi-Annual Report

	Six Months Ended January 31, 2023		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Class IS
Shares sold	3,542,493	$18,399,339	31,280,754	$187,761,752
Shares issued on reinvestment	1,215,879	6,173,621	1,573,238	9,020,754
Shares repurchased	(6,371,753)	(32,692,411)	(9,369,445)	(54,334,197)
Net increase (decrease)	(1,613,381)	$(8,119,451)	23,484,547	$142,448,309

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended January 31, 2023. The following transactions were effected in such companies for the six months ended January 31, 2023.

	Affiliate Value at July 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$359,055	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	10,654,632	$160,749,299	160,749,299	$135,765,289	135,765,289
	$11,013,687	$160,749,299		$135,765,289

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	—	$14,378	$15,808	$374,863
Western Asset Premier Institutional Government Reserves, Premium Shares	—	188,199	—	35,638,642
	—	$202,577	$15,808	$36,013,505

Western Asset Income Fund 2023 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2023.

10. Deferred capital losses

As of July 31, 2022, the Fund had deferred capital losses of $91,970,746, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

96	Western Asset Income Fund 2023 Semi-Annual Report

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Western Asset Income Fund 2023 Semi-Annual Report	97

Western Asset

Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2174 3/23 SR23-4614

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 28, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 28, 2023